Related Party Transactions - Summary of Compensation To Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	₩ 26,728	₩ 27,053	₩ 26,539
Post-employment benefits	1,395	1,637	1,347
Share-based payments	43,962	24,470	19,919
Total	72,085	53,160	47,805
Registered directors (executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	7,196	7,874	8,725
Post-employment benefits	915	930	863
Share-based payments	14,726	8,654	7,487
Total	22,837	17,458	17,075
Registered directors (non-executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	1,081	1,092	1,058
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,081	1,092	1,058
Non-registered directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	18,451	18,087	16,756
Post-employment benefits	480	707	484
Share-based payments	29,236	15,816	12,432
Total	₩ 48,167	₩ 34,610	₩ 29,672